Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Prior Period Corrections - 10Q (Details) - USD ($)
$ / shares in Units, $ in Thousands
	2 Months Ended				3 Months Ended				12 Months Ended
	Jun. 03, 2025		Jun. 03, 2024		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2025		Mar. 31, 2024
Net Loss (in thousands)					$ (3,337)	$ (11,410)	$ (2,699)	$ (15,426)	$ (11,410)		$ (15,426)
Loss per share - basic and diluted (in dollars per share)					$ (1.07)		$ (2.2)		$ (6.46)		$ (14.82)
Weighted average shares outstanding - basic and diluted (in shares)					3,105,156		1,225,423		1,766,425		1,040,720
Antidilutive securities (in shares)	1,986,098		279,070				279,070		1,981,098		162,767
Warrant [Member]
Antidilutive securities (in shares)	87,531		4,334				4,334		87,531		4,334
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	0	[1]	33,250	[1]			33,250		0	[1]	33,250	[1]
Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)	25,003		25,003				25,003		25,003		25,003
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	248,483		216,483				216,483		243,483		100,180
Previously Reported [Member]
Net Loss (in thousands)							$ (2,699)				$ (15,426)
Loss per share - basic and diluted (in dollars per share)							$ (0.14)				$ (1.05)
Weighted average shares outstanding - basic and diluted (in shares)							18,902,248				14,626,282
Antidilutive securities (in shares)							10,839,148				8,913,169
Previously Reported [Member] | Warrant [Member]
Antidilutive securities (in shares)							5,344,569				5,744,569
Previously Reported [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)							665,000				665,000
Previously Reported [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)							500,000				500,000
Previously Reported [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)							4,329,579				2,003,600
Reverse Stock Split Adjustment [Member]
Net Loss (in thousands)							$ 0				$ 0
Loss per share - basic and diluted (in dollars per share)							$ (2.85)				$ (21.09)
Weighted average shares outstanding - basic and diluted (in shares)							945,382				731,372
Antidilutive securities (in shares)							541,967				445,664
Reverse Stock Split Adjustment [Member] | Warrant [Member]
Antidilutive securities (in shares)							267,231				287,231
Reverse Stock Split Adjustment [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)							33,250				33,250
Reverse Stock Split Adjustment [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)							25,003				25,003
Reverse Stock Split Adjustment [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)							216,483				100,180
Revision of Prior Period, Error Correction, Adjustment [Member]
Net Loss (in thousands)							$ 0				$ 0
Loss per share - basic and diluted (in dollars per share)							$ 0.65				$ 6.27
Weighted average shares outstanding - basic and diluted (in shares)							280,041				309,348
Antidilutive securities (in shares)							(262,897)				(282,897)
Revision of Prior Period, Error Correction, Adjustment [Member] | Warrant [Member]
Antidilutive securities (in shares)							(262,897)				(282,897)
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)							0				0
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)							0				0
Revision of Prior Period, Error Correction, Adjustment [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)							0				0

[1]	Shares for the convertible note proceeds received